Consolidated Statements of Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total revenues	$ 133,563,921	$ 64,428,690	$ 43,656,954
Cost of revenues	(47,199,851)	(20,417,464)	(12,634,565)
Gross profit	86,364,070	44,011,226	31,022,389
Operating expenses:
Research and development expenses	(49,494,413)	(23,622,830)	(14,425,536)
Sales and marketing expenses	(25,723,472)	(19,408,377)	(11,986,444)
General and administrative expenses	(18,010,124)	(7,176,816)	(5,372,990)
Total operating expenses	(93,228,009)	(50,208,023)	(31,784,970)
Other operating income	1,672,241	107,852	1,025,148
Income (loss) from operations	(5,191,698)	(6,088,945)	262,567
Exchange gain (loss)	(65,400)	86,874	(20,549)
Interest income	2,704,032	625,970	239,176
Income (loss) before income taxes	(2,553,066)	(5,376,101)	481,194
Income taxes	(561,794)	(801,337)	(105,078)
Net income (loss)	(3,114,860)	(6,177,438)	376,116
Less: cumulative undeclared dividends on convertible redeemable preferred shares	(6,714,852)	(9,961,473)	(9,961,473)
Less: accretion on convertible redeemable preferred shares to redemption value	(193,465,743)	(50,714,953)	(33,234,811)
Net loss attributable to Agora, Inc.’s ordinary shareholders	(203,295,455)	(66,853,864)	(42,820,168)
Other comprehensive income (loss):
Foreign currency translation adjustments	2,929,387	(358,083)	(749,030)
Total comprehensive loss attributable to Agora, Inc.’s ordinary shareholders	$ (200,366,068)	$ (67,211,947)	$ (43,569,198)
Net loss per share attributable to Agora, Inc.’s ordinary shareholders—basic and diluted (in dollars per share)	$ (0.76)	$ (0.58)	$ (0.39)
Weighted average number of ordinary shares—basic and diluted (in shares)	268,849,967	115,716,392	109,141,311
Share-based compensation expenses included in:
Share-based compensation	$ 11,975,159	$ 4,252,169	$ 2,850,352
Cost of revenues
Share-based compensation expenses included in:
Share-based compensation	357,053	79,552	49,893
Research and development expenses
Share-based compensation expenses included in:
Share-based compensation	5,312,704	1,472,528	919,773
Sales and marketing expenses
Share-based compensation expenses included in:
Share-based compensation	2,060,523	1,653,717	975,297
General and administrative expenses
Share-based compensation expenses included in:
Share-based compensation	4,244,879	1,046,372	905,389
Real-time engagement service revenues
Total revenues	131,148,297	63,925,303	43,199,085
Other revenues
Total revenues	$ 2,415,624	$ 503,387	$ 457,869